Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Vessels, net	$ 130,724	$ 62,350
Office furniture and equipment	97	100
Right of use asset	888	450
Restricted cash	3,576	1,250
Fair value of derivative financial instruments	417	0
Other non-current assets	10	10
Total non-current assets	135,712	64,160
CURRENT ASSETS
Trade accounts receivable	1,003	153
Inventories	852	1,248
Prepayments and other assets	1,224	1,027
Restricted cash	1,648	816
Cash and cash equivalents	45,213	19,037
Total current assets	49,940	22,281
TOTAL ASSETS	185,652	86,441
EQUITY
Issued share capital	82	12
Share premium	284,406	195,102
Accumulated deficit	(138,070)	(153,020)
Total equity	146,418	42,094
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	26,438	30,887
Provision for staff retirement indemnities	114	31
Lease liabilities	556	367
Total non-current liabilities	27,108	31,285
CURRENT LIABILITIES
Current portion of long-term borrowings	4,865	5,665
Trade accounts payable	1,100	4,758
Accrued liabilities and other payables	3,676	2,159
Current portion of lease liabilities	349	195
Fair value of derivative financial instruments	92	0
Deferred revenue	2,044	285
Total current liabilities	12,126	13,062
TOTAL LIABILITIES	39,234	44,347
TOTAL EQUITY AND LIABILITIES	$ 185,652	$ 86,441